UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
China — 16.6%
18,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	$129,949
753,000	Bank of China Ltd. Class H (Banks)	374,245
243,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	314,305
1,733,000	China Construction Bank Corp. Class H (Banks)	1,391,929
401,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,775,879
225,550	China Merchants Bank Co. Ltd. Class H (Banks)	528,807
694,000	China Petroleum & Chemical Corp. Class H (Energy)	618,698
305,000	China Railway Group Ltd. Class H (Capital Goods)*	273,950
332,000	China Shanshui Cement Group Ltd. Class H (Materials)	215,446
228,000	China Shenhua Energy Co. Ltd. Class H (Energy)	926,723
114,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	179,944
231,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	301,588
2,353,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,689,598
45,000	Jiangxi Copper Co. Ltd. Class H (Materials)	103,372
486,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	376,832
63,000	Parkson Retail Group Ltd. Class H (Retailing)	104,896
642,000	PetroChina Co. Ltd. Class H (Energy)	756,371
388,000	Shui On Land Ltd. Class H (Real Estate)	274,149
61,000	Weichai Power Co. Ltd. Class H (Capital Goods)	277,994
294,000	Zijin Mining Group Co. Ltd. Class H (Materials)	273,183
99,580	ZTE Corp. Class H (Technology Hardware & Equipment)	433,274

		11,321,132

Hong Kong — 24.3%
397,000	Belle International Holdings Ltd. (Retailing)	401,032
288,500	BOC Hong Kong (Holdings) Ltd. (Banks)	611,815
95,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,224,425
90,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	214,944
225,000	China Mobile Ltd. (Telecommunication Services)	2,361,032
250,000	China Overseas Land & Investment Ltd. (Real Estate)	614,957
48,000	China Resources Enterprise Ltd. (Retailing)	119,768
224,000	China Resources Land Ltd. (Real Estate)	545,923

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
128,000	China Resources Power Holdings Co. Ltd. (Utilities)	$330,406
346,910	China Unicom Hong Kong Ltd. (Telecommunication Services)	499,324
53,000	CLP Holdings Ltd. (Utilities)	360,212
754,000	CNOOC Ltd. (Energy)	1,003,216
80,000	Hang Lung Properties Ltd. (Real Estate)	292,272
30,600	Hang Seng Bank Ltd. (Banks)	496,196
32,000	Henderson Land Development Co. Ltd. (Real Estate)	210,844
155,000	Hong Kong & China Gas Co. Ltd. (Utilities)	346,339
40,000	Hong Kong Electric Holdings Ltd. (Utilities)	220,565
26,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	488,203
180,000	Huabao International Holdings Ltd. (Materials)	187,600
88,000	Hutchison Whampoa Ltd. (Capital Goods)	657,781
104,162	Hysan Development Co. Ltd. (Real Estate)	284,480
8,500	Kerry Properties Ltd. (Real Estate)	43,754
108,000	Li & Fung Ltd. (Retailing)	318,211
78,000	Lifestyle International Holdings Ltd. (Retailing)	118,121
142,000	Minth Group Ltd. (Automobiles & Components)	135,319
116,500	MTR Corp. Ltd. (Transportation)	421,969
114,000	Noble Group Ltd. (Capital Goods)	165,461
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
156,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	843,225
296,500	Shimao Property Holdings Ltd. (Real Estate)	594,481
100,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,518,273
32,000	Television Broadcasts Ltd. (Media)	139,790
106,500	The Link Real Estate Investment Trust (REIT)	241,623
136,000	The Wharf (Holdings) Ltd. (Real Estate)	638,122

		16,649,683

India — 9.6%
15,007	Axis Bank Ltd. (Banks)	287,535
39,004	Crompton Greaves Ltd. (Capital Goods)	241,014
18,106	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	94,255
302,461	GVK Power & Infrastructure Ltd. (Utilities)*	273,248
50,149	HCL Technologies Ltd. (Software & Services)	252,871
16,757	HDFC Bank Ltd. (Banks)	525,308
49,852	Hindustan Construction Co. Ltd. (Capital Goods)	122,495

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
4,658	Housing Development Finance Corp. Ltd. (Banks)	$247,267
22,858	ICICI Bank Ltd. (Banks)	362,600
47,427	India Cements Ltd. (Materials)	138,529
11,474	Indiabulls Financial Services Ltd. (Diversified Financials)	47,759
62,115	Indiabulls Real Estate Ltd. (Real Estate)	319,768
78,529	Indiabulls Securities Ltd. (Diversified Financials)	69,062
15,000	Infosys Technologies Ltd. (Software & Services)	644,921
29,851	ITC Ltd. (Food, Beverage & Tobacco)	155,520
45,913	Jaiprakash Associates Ltd. (Capital Goods)	230,418
14,928	JSW Steel Ltd. (Materials)	217,722
12,165	Lanco Infratech Ltd. (Capital Goods)*	104,166
6,903	LIC Housing Finance Ltd. (Banks)	88,787
4,710	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	93,586
9,118	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	67,753
14,046	Mphasis Ltd. (Software & Services)	139,673
16,626	Reliance Industries Ltd. (Energy)*	678,179
13,505	Reliance Infrastructure Ltd. (Utilities)	340,301
24,934	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	87,183
13,180	Sterlite Industries (India) Ltd. (Materials)	177,640
14,074	Tata Steel Ltd. (Materials)	135,734
5,533	Ultratech Cement Ltd. (Materials)	92,302
7,935	United Spirits Ltd. (Food, Beverage & Tobacco)	168,504
51,271	Yes Bank Ltd. (Banks)*	170,408

		6,574,508

Indonesia — 2.0%
612,000	PT Aneka Tambang Tbk (Materials)	135,677
425,000	PT Bank Central Asia Tbk (Banks)	161,245
389,500	PT Bank Mandiri Persero Tbk (Banks)	164,194
92,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	67,598
870,000	PT Bumi Resources Tbk (Energy)	244,986
210,000	PT Indosat Tbk (Telecommunication Services)	115,237
474,500	PT Perusahaan Gas Negara (Utilities)	167,334
347,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	310,256

		1,366,527

Malaysia — 2.9%
89,000	AMMB Holdings Berhad (Diversified Financials)	101,070
102,000	Bumiputra-Commerce Holdings Berhad (Banks)	312,301
85,400	Genting Berhad (Consumer Services)	157,609
505,500	Genting Malaysia Berhad (Consumer Services)	421,910
145,100	Hong Leong Financial Group Berhad (Banks)	210,302

Shares	Description	Value
Common Stocks — (continued)
Malaysia — (continued)
117,000	PPB Group Berhad (Food, Beverage & Tobacco)	$488,469
137,300	Tenaga Nasional Berhad (Utilities)	317,607

		2,009,268

Singapore — 5.4%
148,000	CapitaLand Ltd. (Real Estate)	392,538
92,500	DBS Group Holdings Ltd. (Banks)	892,255
66,000	Keppel Corp. Ltd. (Capital Goods)	384,369
95,000	Singapore Press Holdings Ltd. (Media)	236,792
256,000	Singapore Telecommunications Ltd. (Telecommunication Services)	622,156
58,000	United Overseas Bank Ltd. (Banks)	711,948
45,000	UOL Group Ltd. (Real Estate)	109,228
74,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	307,326

		3,656,612

South Korea — 19.1%
12,160	Hana Tour Service, Inc. (Consumer Services)	370,816
41,280	Hansol Paper Co. Ltd. (Materials)*	389,255
1,827	Hite Brewery Co. Ltd. (Food, Beverage & Tobacco)	254,147
25,056	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	359,050
24,180	Hyundai Development Co. (Capital Goods)	853,620
4,480	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	230,399
1,860	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	324,849
4,300	Hyundai Mobis (Automobiles & Components)	452,851
6,988	Hyundai Steel Co. Ltd. (Materials)	407,427
32,820	Kia Motors Corp. (Automobiles & Components)*	409,454
109,740	Korea Exchange Bank (Banks)	1,060,468
18,280	Korean Air Lines Co. Ltd. (Transportation)*	663,476
82,176	Korean Reinsurance Co. Ltd. (Insurance)	784,674
2,718	LG Chem Ltd. (Materials)	336,027
33,070	LG Dacom Corp. (Telecommunication Services)	500,217
8,500	LG Display Co. Ltd. (Technology Hardware & Equipment)	244,988
6,800	LG Electronics, Inc. (Consumer Durables & Apparel)	715,852
2,050	Lotte Shopping Co. Ltd. (Retailing)	512,375
4,892	Mirae Asset Securities Co. Ltd. (Diversified Financials)	310,295
1,560	POSCO (Materials)	633,524
5,021	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,956,398

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
3,402	SK Energy Co. Ltd. (Energy)	$287,459

		13,057,621

Taiwan — 16.0%
473,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	334,462
414,000	Cathay Financial Holding Co. Ltd. (Insurance)*	635,319
349,405	China Steel Corp. (Materials)	337,319
794,282	Chinatrust Financial Holding Co. Ltd. (Banks)	502,629
253,529	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	508,480
365,000	Far Eastern Textile Ltd. (Capital Goods)	411,557
116,660	Formosa Plastics Corp. (Materials)	200,210
303,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	310,667
310,280	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,071,314
65,064	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	934,870
660,000	Mega Financial Holding Co. Ltd. (Banks)	343,455
803,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	569,809
126,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)*	406,816
228,000	Novatek Microelectronics Corp. Ltd. (Semiconductors & Semiconductor Equipment)	637,541
61,000	President Chain Store Corp. (Food & Staples Retailing)*	159,417
37,521	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	289,114
209,000	Synnex Technology International Corp. (Technology Hardware & Equipment)*	405,576
223,000	Taiwan Cement Corp. (Materials)*	235,968
167,000	Taiwan Fertilizer Co. Ltd. (Materials)*	528,131
997,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,776,008
173,720	Tripod Technology Corp. (Technology Hardware & Equipment)	363,291

		10,961,953

Thailand — 1.5%
49,700	Advanced Info Service PCL (Registered) (Telecommunication Services)	126,309
67,400	Bangkok Bank PCL (Registered) (Banks)	222,272
5,300	Banpu PCL (Registered) (Energy)	59,137
102,300	Kasikornbank PCL (Registered) (Banks)	240,107
50,800	PTT PCL (Registered) (Energy)	356,500

		1,004,325

TOTAL COMMON STOCKS		$66,601,629

Notional		Maturity
Shares	Description	Date	Value
Structured Notes* — 0.2%
India — 0.2%
12,720	JPMorgan Structured Products BV (Referenced Obligation: Hindustan Construction Co. Ltd.) (Capital Goods)	06/30/14	$31,255
7,421	UBS AG (Referenced Obligation: Indiabulls Financial Services Ltd.) (Diversified Financials)	05/07/10	30,922
25,201	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)	05/21/12	129,735

TOTAL STRUCTURED NOTES			$191,912

Shares	Rate	Value
Investment Company(a) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,073,051	0.226%	$1,073,051

TOTAL INVESTMENTS — 99.2%		$67,866,592

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		531,963

NET ASSETS — 100.0%		$68,398,555

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

SGX CNX Nifty Index	36	August 2009	$335,088	$7,006

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$56,285,049

Gross unrealized gain	15,214,625
Gross unrealized loss	(3,633,082)

Net unrealized security gain	$11,581,543

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.5%
Brazil — 26.1%
756,582	Banco Bradesco SA ADR Preference Shares (Banks)	$11,931,298
929,015	BM&F BOVESPA SA (Diversified Financials)	5,995,091
155,063	BR Malls Participacoes SA (Real Estate)*	1,612,339
221,200	BRF — Brasil Foods SA (Food, Beverage & Tobacco)*	4,860,887
79,363	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	5,581,600
112,558	Companhia Energetica de Sao Paulo Preference B Shares (Utilities)	1,160,118
71,000	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	730,264
59,600	Diagnosticos da America SA (Health Care Equipment & Services)*	1,271,381
189,100	Duratex SA Preference Shares (Capital Goods)	2,753,770
84,686	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference B Shares (Utilities)	1,585,465
492,900	Gerdau SA Preference Shares (Materials)	5,775,047
816,119	Itau Unibanco Banco Holding SA ADR Preference Shares (Banks)(a)	14,600,369
459,600	Lojas Renner SA (Retailing)	6,729,879
555,500	Petroleo Brasileiro SA ADR Preference Shares (Energy)(a)	18,720,350
110,200	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)(a)	1,695,978
218,800	Tractebel Energia SA (Utilities)	2,270,384
24,900	Ultrapar Participacoes SA Preference Shares (Energy)	838,786
108,500	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	2,576,203
1,066,511	Vale SA ADR (Materials)(a)	21,042,262
181,393	Vivo Participacoes SA ADR (Telecommunication Services)	4,130,319
259,100	Votorantim Celulose e Papel SA ADR (Materials)*(a)	3,870,954

		119,732,744

China — 25.7%
424,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	3,061,019
7,367,000	Bank of China Ltd. Class H (Banks)	3,661,438
2,319,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	2,999,474
15,149,000	China Construction Bank Corp. Class H (Banks)	12,167,534
3,469,000	China Life Insurance Co. Ltd. Class H (Insurance)	15,362,902
2,545,150	China Merchants Bank Co. Ltd. Class H (Banks)	5,967,157
6,730,000	China Petroleum & Chemical Corp. Class H (Energy)	5,999,764

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
5,221,000	China Railway Group Ltd. Class H (Capital Goods)*	$4,689,479
3,857,000	China Shanshui Cement Group Ltd. Class H (Materials)	2,502,939
2,466,000	China Shenhua Energy Co. Ltd. Class H (Energy)	10,023,239
1,326,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	2,093,034
2,018,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	2,634,651
1,344,000	Huaneng Power International, Inc. Class H (Utilities)	1,052,258
20,584,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	14,780,577
448,000	Jiangxi Copper Co. Ltd. Class H (Materials)	1,029,129
3,840,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	2,977,433
7,306,000	PetroChina Co. Ltd. Class H (Energy)	8,607,550
4,531,500	Shui On Land Ltd. Class H (Real Estate)	3,201,824
1,148,000	Weichai Power Co. Ltd. Class H (Capital Goods)	5,231,764
4,494,000	Zijin Mining Group Co. Ltd. Class H (Materials)	4,175,795
1,363,860	ZTE Corp. Class H (Technology Hardware & Equipment)(a)	5,934,179

		118,153,139

Hong Kong — 15.5%
4,202,000	Belle International Holdings Ltd. (Retailing)	4,244,678
1,381,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	3,298,200
1,468,000	China Mobile Ltd. (Telecommunication Services)	15,404,422
3,542,960	China Overseas Land & Investment Ltd. (Real Estate)	8,715,066
2,344,000	China Resources Land Ltd. (Real Estate)	5,712,697
1,220,000	China Resources Power Holdings Co. Ltd. (Utilities)	3,149,187
4,362,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	6,278,432
8,583,000	CNOOC Ltd. (Energy)	11,419,898
2,965,000	Huabao International Holdings Ltd. (Materials)	3,090,194
949,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	5,129,618
2,412,000	Shimao Property Holdings Ltd. (Real Estate)	4,836,049

		71,278,441

India — 15.4%
168,518	Axis Bank Ltd. (Banks)	3,228,814
483,164	Crompton Greaves Ltd. (Capital Goods)	2,985,570
210,714	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,096,919

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
4,169,925	GVK Power & Infrastructure Ltd. (Utilities)*	$3,767,171
594,132	HCL Technologies Ltd. (Software & Services)	2,995,850
173,934	HDFC Bank Ltd. (Banks)	5,452,586
652,732	Hindustan Construction Co. Ltd. (Capital Goods)	1,603,875
37,771	Housing Development Finance Corp. Ltd. (Banks)	2,005,050
216,226	ICICI Bank Ltd. (Banks)	3,430,026
625,639	India Cements Ltd. (Materials)	1,827,423
177,313	Indiabulls Financial Services Ltd. (Diversified Financials)	738,048
853,207	Indiabulls Real Estate Ltd. (Real Estate)	4,392,309
997,850	Indiabulls Securities Ltd. (Diversified Financials)	877,555
134,255	Infosys Technologies Ltd. (Software & Services)	5,772,256
246,454	ITC Ltd. (Food, Beverage & Tobacco)	1,283,993
496,265	Jaiprakash Associates Ltd. (Capital Goods)	2,490,541
176,205	JSW Steel Ltd. (Materials)	2,569,911
155,105	Lanco Infratech Ltd. (Capital Goods)*	1,328,129
98,502	LIC Housing Finance Ltd. (Banks)	1,266,945
56,804	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,128,677
98,574	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	732,470
191,866	Mphasis Ltd. (Software & Services)	1,907,912
109,597	Reliance Industries Ltd. (Energy)*	4,470,488
152,642	Reliance Infrastructure Ltd. (Utilities)	3,846,299
261,308	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	913,675
136,346	Sterlite Industries (India) Ltd. (Materials)	1,837,674
155,794	Tata Steel Ltd. (Materials)	1,502,531
64,896	Ultratech Cement Ltd. (Materials)	1,082,606
85,176	United Spirits Ltd. (Food, Beverage & Tobacco)	1,808,754
690,058	Yes Bank Ltd. (Banks)*	2,293,522

		70,637,579

Luxembourg — 0.8%
165,668	Evraz Group SA (Registered) GDR (Materials)	3,636,412

Russia — 12.0%
452,537	Globaltrans Investment PLC GDR (Transportation)*(b)	2,081,670
140,650	Novorossiysk Commercial Sea Port GDR (Transportation)	1,816,646
1,095,274	OAO Gazprom ADR (Energy)	22,726,936
7,601,213	OAO Kuzbassrazrezugol (Energy)*	1,349,215
1,259,374	OAO Raspadskaya (Materials)	3,382,774
402,638	OAO Rosneft Oil Co. GDR (Energy)	2,458,425
312,155	OJSC Comstar United Telesystems (Registered) GDR (Telecommunication Services)	1,562,426
215,400	OJSC Mechel ADR (Materials)	2,300,472

Shares	Description	Value
Common Stocks — (continued)
Russia — (continued)
24,364,462	OJSC OGK-4 (Utilities)*	$863,274
4,786,276	Sberbank RF (Banks)	6,454,078
582,847	Vimpel-Communications ADR (Telecommunication Services)*	7,874,263
129,727	X 5 Retail Group NV GDR (Food & Staples Retailing)*	2,088,248

		54,958,427

TOTAL COMMON STOCKS		$438,396,742

Exchange Traded Fund — 0.0%
Brazil — 0.0%
1,111	iShares MSCI Brazil Index Fund	$63,994

Notional		Maturity
Shares	Description	Date	Value
Structured Notes* — 0.5%
India — 0.5%
171,455	JPMorgan Structured Products BV (Referenced Obligation: Hindustan Construction Co. Ltd.) (Capital Goods)	06/30/14	$421,294
112,099	UBS AG (Referenced Obligation: Indiabulls Financial Services Ltd.) (Diversified Financials)	05/07/10	467,099
253,865	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)	05/21/12	1,306,897

TOTAL STRUCTURED NOTES			$2,195,290

Shares	Rate	Value
Investment Company(c) — 2.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,532,685	0.226%	$10,532,685

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$451,188,711

Securities Lending Reinvestment Vehicle(c)(d) — 6.2%
Boston Global Investment Trust — Enhanced Portfolio
28,353,100	0.240%	$28,268,041

TOTAL INVESTMENTS — 104.5%		$479,456,752

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(20,618,223)

NET ASSETS — 100.0%		$458,838,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,081,670, which represents approximately 0.5% of net assets as of July 31, 2009.
(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

SGX CNX Nifty Index	538	August 2009	$5,007,704	$94,122

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$411,398,686

Gross unrealized gain	85,737,390
Gross unrealized loss	(17,679,324)

Net unrealized security gain	$68,058,066

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.7%
Brazil — 12.9%
450,988	Banco Bradesco SA ADR Preference Shares (Banks)	$7,112,081
428,756	BM&F BOVESPA SA (Diversified Financials)	2,766,835
116,524	BR Malls Participacoes SA (Real Estate)*	1,211,612
146,600	BRF — Brasil Foods SA (Food, Beverage & Tobacco)*	3,221,546
43,771	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	3,078,414
79,937	Companhia Energetica de Sao Paulo Preference B Shares (Utilities)	823,899
43,000	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	442,273
40,300	Diagnosticos da America SA (Health Care Equipment & Services)*	859,676
133,600	Duratex SA Preference Shares (Capital Goods)	1,945,551
60,802	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference B Shares (Utilities)	1,138,316
301,700	Gerdau SA Preference Shares (Materials)	3,534,858
445,465	Itau Unibanco Banco Holding SA ADR Preference Shares (Banks)	7,969,369
310,200	Lojas Renner SA (Retailing)	4,542,229
603,820	Petroleo Brasileiro SA ADR Preference Shares (Energy)	20,348,734
60,900	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)(a)	937,251
165,700	Tractebel Energia SA (Utilities)	1,719,390
25,700	Ultrapar Participacoes SA Preference Shares (Energy)	865,735
62,800	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	1,491,111
832,600	Vale SA Preference A Shares (Materials)	14,391,719
71,328	Vivo Participacoes SA ADR (Telecommunication Services)(a)	1,624,139
154,600	Votorantim Celulose e Papel SA ADR (Materials)*	2,309,724

		82,334,462

China — 11.8%
386,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	2,786,682
3,743,000	Bank of China Ltd. Class H (Banks)	1,860,291
9,799,000	China Construction Bank Corp. Class H (Banks)	7,870,464
2,213,000	China Life Insurance Co. Ltd. Class H (Insurance)	9,800,548
1,908,250	China Merchants Bank Co. Ltd. Class H (Banks)	4,473,932
4,394,000	China Petroleum & Chemical Corp. Class H (Energy)	3,917,231
2,926,000	China Railway Group Ltd. Class H (Capital Goods)*	2,628,120

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
3,554,000	China Shanshui Cement Group Ltd. Class H (Materials)	$2,306,312
1,411,500	China Shenhua Energy Co. Ltd. Class H (Energy)	5,737,146
1,219,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	1,924,139
796,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	1,039,238
3,062,000	Huaneng Power International, Inc. Class H (Utilities)	2,397,333
13,489,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	9,685,931
287,000	Jiangxi Copper Co. Ltd. Class H (Materials)	659,285
2,562,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	1,986,506
3,908,000	PetroChina Co. Ltd. Class H (Energy)	4,604,203
2,597,500	Shui On Land Ltd. (Real Estate)	1,835,317
1,006,000	Weichai Power Co. Ltd. Class H (Capital Goods)	4,584,629
3,152,000	Zijin Mining Group Co. Ltd. Class H (Materials)	2,928,818
516,800	ZTE Corp. Class H (Technology Hardware & Equipment)	2,248,606

		75,274,731

Egypt — 0.5%
376,061	Commercial International Bank (Banks)	3,291,560

Hong Kong — 7.3%
3,214,000	Belle International Holdings Ltd. (Retailing)	3,246,643
1,621,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	3,871,385
1,243,500	China Mobile Ltd. (Telecommunication Services)	13,048,636
2,472,400	China Overseas Land & Investment Ltd. (Real Estate)	6,081,674
1,486,000	China Resources Land Ltd. (Real Estate)	3,621,616
1,750,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,518,858
5,090,000	CNOOC Ltd. (Energy)	6,772,374
744,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	4,021,534
1,555,000	Shimao Property Holdings Ltd. (Real Estate)	3,117,768

		46,300,488

India — 7.3%
110,883	Axis Bank Ltd. (Banks)	2,124,525
305,330	Crompton Greaves Ltd. (Capital Goods)	1,886,697
144,854	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	754,070
2,585,602	GVK Power & Infrastructure Ltd. (Utilities)*	2,335,871
399,455	HCL Technologies Ltd. (Software & Services)	2,014,211

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
110,559	HDFC Bank Ltd. (Banks)	$3,465,869
444,835	Hindustan Construction Co. Ltd. (Capital Goods)	1,093,036
24,040	Housing Development Finance Corp. Ltd. (Banks)	1,276,148
134,963	ICICI Bank Ltd. (Banks)	2,140,938
410,721	India Cements Ltd. (Materials)	1,199,671
117,387	Indiabulls Financial Services Ltd. (Diversified Financials)	488,612
511,222	Indiabulls Real Estate Ltd. (Real Estate)	2,631,771
701,093	Indiabulls Securities Ltd. (Diversified Financials)	616,574
85,900	Infosys Technologies Ltd. (Software & Services)	3,693,247
167,116	ITC Ltd. (Food, Beverage & Tobacco)	870,652
325,661	Jaiprakash Associates Ltd. (Capital Goods)	1,634,353
114,022	JSW Steel Ltd. (Materials)	1,662,985
100,367	Lanco Infratech Ltd. (Capital Goods)*	859,420
64,334	LIC Housing Finance Ltd. (Banks)	827,472
36,710	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	729,416
66,213	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	492,006
129,782	Mphasis Ltd. (Software & Services)	1,290,550
87,838	Reliance Industries Ltd. (Energy)*	3,582,933
100,034	Reliance Infrastructure Ltd. (Utilities)	2,520,673
178,818	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	625,245
86,298	Sterlite Industries (India) Ltd. (Materials)	1,163,126
103,141	Tata Steel Ltd. (Materials)	994,728
46,602	Ultratech Cement Ltd. (Materials)	777,422
62,055	United Spirits Ltd. (Food, Beverage & Tobacco)	1,317,768
443,819	Yes Bank Ltd. (Banks)*	1,475,106

		46,545,095

Indonesia — 1.2%
4,474,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,287,686
16,240,000	PT Bumi Resources Tbk (Energy)	4,573,072

		7,860,758

Israel — 2.7%
126,700	Check Point Software Technologies Ltd. (Software & Services)*(b)	3,381,623
365,487	Israel Chemicals Ltd. (Materials)	4,226,604
176,532	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	9,416,217

		17,024,444

Kazakhstan — 0.6%
187,223	KazMunaiGas Exploration Production GDR (Energy)	4,037,483

Luxembourg — 0.7%
191,879	Evraz Group SA GDR (Materials)	4,211,744

Shares	Description	Value
Common Stocks — (continued)
Malaysia — 0.9%
6,856,000	Genting Malaysia Berhad (Consumer Services)	$5,722,273

Mexico — 2.9%
121,000	America Movil SAB de CV ADR Series L (Telecommunication Services)	5,204,210
2,584,729	Corp. Moctezuma SAB de CV (Materials)	5,457,498
138,446	Desarrolladora Homex SAB de CV ADR (Consumer Durables & Apparel)*(a)	4,877,452
163,300	Grupo Televisa SA ADR (Media)(a)	2,954,097

		18,493,257

Poland — 0.9%
477,834	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	5,462,425

Russia — 7.2%
867,179	OAO Gazprom ADR (Energy)	17,993,964
532,112	OAO Rosneft Oil Co. GDR (Energy)*	3,248,967
551,007	OJSC Comstar United Telesystems GDR (Telecommunication Services)*	2,757,950
184,500	OJSC Mechel ADR (Materials)	1,970,460
43,592,116	OJSC OGK-4 (Utilities)*	1,544,542
4,569,221	Sberbank RF (Banks)	6,161,389
604,069	Vimpel-Communications ADR (Telecommunication Services)*	8,160,972
241,548	X 5 Retail Group NV GDR (Food & Staples Retailing)*	3,888,259

		45,726,503

South Africa — 8.5%
940,193	African Bank Investments Ltd. (Diversified Financials)	3,615,156
178,700	AngloGold Ashanti Ltd. ADR (Materials)	7,005,040
187,618	Impala Platinum Holdings Ltd. (Materials)	4,540,476
636,009	JD Group Ltd. (Retailing)	3,880,324
758,000	MTN Group Ltd. (Telecommunication Services)	12,474,930
177,452	Naspers Ltd. N Shares (Media)	5,297,603
1,415,485	Sappi Ltd. (Materials)	4,554,611
174,164	Sasol Ltd. (Energy)	6,234,641
260,623	Standard Bank Group Ltd. (Banks)	3,132,398
691,240	Telkom South Africa Ltd. (Telecommunication Services)	3,441,980

		54,177,159

South Korea — 13.8%
78,310	Hana Tour Service, Inc. (Consumer Services)	2,388,040
284,820	Hansol Paper Co. Ltd. (Materials)*	2,685,749
11,461	Hite Brewery Co. Ltd. (Food, Beverage & Tobacco)	1,594,296
155,669	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	2,230,723
174,070	Hyundai Development Co. (Capital Goods)	6,145,146

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
29,110	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	$1,497,081
12,060	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,106,280
25,650	Hyundai Mobis (Automobiles & Components)	2,701,311
47,793	Hyundai Steel Co. Ltd. (Materials)	2,786,516
221,980	Kia Motors Corp. (Automobiles & Components)*	2,769,366
764,100	Korea Exchange Bank (Banks)	7,383,850
112,970	Korean Air Lines Co. Ltd. (Transportation)*	4,100,266
525,620	Korean Reinsurance Co. Ltd. (Insurance)	5,018,984
17,027	LG Chem Ltd. (Materials)	2,105,053
232,020	LG Dacom Corp. (Telecommunication Services)	3,509,532
57,170	LG Display Co. Ltd. (Technology Hardware & Equipment)	1,647,763
42,580	LG Electronics, Inc. (Consumer Durables & Apparel)	4,482,591
13,630	Lotte Shopping Co. Ltd. (Retailing)	3,406,670
49,028	Mirae Asset Securities Co. Ltd. (Diversified Financials)	3,109,799
8,200	POSCO (Materials)	3,330,060
9,670	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,693,760
41,448	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	15,656,265
20,540	SK Energy Co. Ltd. (Energy)	1,735,570

		88,084,671

Taiwan — 12.4%
4,897,287	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,462,909
3,757,000	Cathay Financial Holding Co. Ltd. (Insurance)*	5,765,441
2,269,568	China Steel Corp. (Materials)	2,191,066
10,733,000	Chinatrust Financial Holding Co. Ltd. (Banks)	6,791,940
1,242,259	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	2,491,485
3,264,000	Far Eastern Textile Ltd. (Capital Goods)	3,680,331
3,533,619	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	12,200,642
662,522	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	9,519,429
7,132,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	5,060,871
1,778,000	Novatek Microelectronics Corp. Ltd. (Semiconductors & Semiconductor Equipment)	4,971,705
1,349,000	Taiwan Fertilizer Co. Ltd. (Materials)*	4,266,159

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
8,226,882	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$14,650,002
1,723,059	Tripod Technology Corp. (Technology Hardware & Equipment)	3,603,339

		78,655,319

Thailand — 1.4%
2,659,000	Kasikornbank PCL (Banks)	6,240,902
4,271,500	Thoresen Thai Agencies PCL (Transportation)	2,835,591

		9,076,493

Turkey — 2.7%
1,637,982	Turk Telekomunikasyon AS (Telecommunication Services)	5,010,928
813,438	Turkcell Iletisim Hizmet AS (Telecommunication Services)	5,168,596
1,122,476	Turkiye Is Bankasi Class C (Banks)	3,896,769
1,590,300	Turkiye Vakiflar Bankasi Tao (Banks)*	3,357,257

		17,433,550

TOTAL COMMON STOCKS		$609,712,415

Exchange Traded Funds — 1.3%
Brazil — 0.0%
1,537	iShares MSCI Brazil Index Fund	$88,531

Other — 1.3%
230,492	iShares MSCI Emerging Markets Index Fund	8,233,174

TOTAL EXCHANGE TRADED FUNDS		$8,321,705

Notional		Maturity
Shares	Description	Date	Value
Structured Notes* — 0.7%
India — 0.2%
12,720	JPMorgan Structured Products BV (Referenced Obligation: Hindustan Construction Co. Ltd.) (Capital Goods)	06/30/14	$271,820
73,821	UBS AG (Referenced Obligation: Indiabulls Financial Services Ltd.) (Diversified Financials)	05/07/10	307,600
223,052	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)	05/21/12	1,148,272

			1,727,692

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Notional		Maturity
Shares	Description	Date	Value
Structured Notes — (continued)
Kuwait — 0.3%
3,626,101	Deutsche Bank AG (Referenced Obligation: Global Investment House KSCC) (Diversified Financials)	12/03/18	$1,631,745

Taiwan — 0.2%
1,456,875	Citigroup Global Markets (Referenced Obligation: Taiwan Cement Corp.) (Materials)	01/17/14	1,544,288

TOTAL STRUCTURED NOTES			$4,903,725

Shares	Rate	Value
Investment Company(c) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,927,857	0.226%	$13,927,857

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$636,865,702

Securities Lending Reinvestment Vehicle(c)(d) — 1.4%
Boston Global Investment Trust — Enhanced Portfolio
8,599,389	0.240%	$8,573,591

TOTAL INVESTMENTS — 101.3%		$645,439,293

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(8,346,031)

NET ASSETS — 100.0%		$637,093,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

SGX CNX Nifty Index	282	August 2009	$2,624,856	$54,881

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$525,100,325

Gross unrealized gain	131,825,490
Gross unrealized loss	(11,486,522)

Net unrealized security gain	$120,338,968

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments
July 31, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs;

corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Asia Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$—	$66,793,541	$—
Short-term Investments	1,073,051	—	—
Derivatives	7,006	—	—

Total	$1,080,057	$66,793,541	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
BRIC

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$108,492,969	$332,163,057	$—
Short-term Investments	10,532,685	28,268,041	—
Derivatives	94,122	—	—

Total	$119,119,776	$360,431,098	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Emerging Markets Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$108,890,741	$514,047,104	$—
Short-term Investments	13,927,857	8,573,591	—
Derivatives	54,881	—	—

Total	$122,873,479	$522,620,695	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. On July 31, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held during the period are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent and the collateral not to be sufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Portfolio Concentration Risk — The BRIC Fund invests in concentrated portfolios of equity investments in emerging markets such as the BRIC countries (Brazil, Russia, India and China), South Korea, South Africa, and Taiwan. The Fund may also contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets. The Fund also intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2009

* Print the name and title of each signing officer under his or her signature.